AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2010

FILE NO. 333-160918
FILE NO. 811-22321

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933  [X]

Post-Effective Amendment No.  5

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  7

MAINSTAY FUNDS TRUST
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

Marguerite E. H. Morrison, Esq. MainStay Funds Trust 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on February 26, 2010 pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement of MainStay Funds Trust (“Registrant”), is being filed to delay the effectiveness of Post-Effective Amendment No. 1, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on December 21, 2009 (Accession No. 0001144204-09-065707) ("PEA 1"). Parts A and B of PEA 1 are incorporated by reference herein in their entirety.  A Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 5 is intended to become effective on February 26, 2010.

This Post-Effective Amendment No. 5 and PEA No. 1 relate solely to the following series of the Registrant: MainStay Epoch U.S. Equity Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, and MainStay Epoch International Small Cap Fund.  This Post-Effective Amendment No. 5 is not intended to supplant, supersede, or otherwise affect Post Effective Amendment No. 4 of the Registrant, which was filed on January 22, 2010, pursuant to Rule 485(a)(2) under the 1933 Act or Post-Effective Amendment No. 3 of the Registrant, which was filed on January 13, 2010, also pursuant to Rule 485(a)(2) under the 1933 Act.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust

(1)	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A*

(2)	Declaration of Trust dated April 8, 2009 – Previously filed as Exhibit (a)(2) to Registrant’s Initial Registration Statement on Form N-1A*

(b)	By-Laws of the Registrant dated April 8, 2009 – Previously filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A*

(c)	Instruments Defining Rights of Security Holders

(1)
The Registrant does not issue Certificates.  See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.  See Above.  See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.  See Above.

(d)	Investment Advisory Contracts

(1)
Form of Management Agreement between the Registrant and New York Life Investment Management LLC dated [__], 2009 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

a.	Form of Expense Limitation Agreement dated [__], 2009 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(2)
Form of Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated [__], 2009 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(e)	Underwriting Contracts

(1)	Form of Distribution Agreement between the Registrant and NYLIFE Distributors, Inc. – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(2)	Form of Soliciting Dealer Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(f)	Bonus or Profit Sharing Contracts – Inapplicable

(g)	Custodian Agreements

(1)	Master Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

a.
Extension Agreement (with regard to Master Custodian Agreement) with State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

b.
Form of Amendment to Master Custodian Agreement with State Street Bank & Trust Company dated [__], 2009 to add the Registrant as a party to the Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(2)	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

a.
Form of Amendment to Master Delegation Agreement with State Street Bank & Trust Company dated [__], 2009 to add the Registrant as a party to the Agreement  – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(h)	Other Material Contracts

(1)	Transfer Agency Agreements

a.
Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

i.
Form of Amendment to Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated [__], 2009 to add the Registrant as a party to the Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

b.
Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated October 1, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

i.
Amendment to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

ii.
Form of Amendment to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated [__], 2009 to add the Registrant as a party to the Agreement – To be filed by Amendment

(2)	Sub-Accounting and Sub-Administration Agreements

a.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

i.
Extension Agreement (with regard to Master Fund Sub-Accounting and Sub-Administration Agreement) between New York Life Investment Management LLC and State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

ii.
Form of Amendment to Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company dated [__], 2009 to add the Registrant as a party to the Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(3)	Shareholder Service Plans

a.	Shareholder Service Plan for Class R1 shares – To be filed by amendment

b.	Shareholder Service Plan for Class R2 shares – To be filed by amendment

c.	Shareholder Service Plan for Class R3 shares – To be filed by amendment

(4)	Form of Indemnification Agreement – To be filed by amendment

(i)	Opinion of counsel with respect to the legality of the securities being registered – To be filed by amendment

(j)	Other Opinions

(1)	Consent of Independent Registered Public Accounting Firm - To be filed by amendment

(2)	Consent of Independent Registered Public Accounting Firm - To be filed by amendment

(k)	Omitted Financial Statements – Inapplicable

(l)	Initial Capital Agreements – Inapplicable

(m)	Rule 12b-1 Plan

(1)
Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Registrant – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(2)	Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Registrant – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(3)	Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Registrant – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(4)	Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Registrant – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(5)	Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Registrant – To be filed by amendment

(6)	Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Registrant – To be filed by amendment

(7)	Form of Plan of Distribution Pursuant to Rule 12b-1 for the Sweep Shares Class of the Registrant – To be filed by amendment

(n)	Rule 18f-3 Plan

(1)	Form of Multiple Class Plan Pursuant to Rule 18f-3 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(o)	Reserved

(p)	Codes of Ethics

(1)	Code of Ethics of Registrant – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(2)	Code of Ethics of New York Life Investment Management Holdings LLC – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(3)	Code of Ethics of Epoch Investment Partners, Inc. – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

(4)	Code of Ethics of MacKay Shields LLC – To be filed by amendment

(5)	Code of Ethics of Institutional Capital LLC – To be filed by amendment

(6)	Code of Ethics of Markston International LLC – To be filed by amendment

(7)	Code of Ethics of Madison Square Investors LLC – To be filed by amendment

(8)	Code of Ethics of NYLIFE Distributors LLC – To be filed by amendment

Other Exhibits

(1)	Powers of Attorney – Previously filed as Exhibit (1) to Registrant’s Initial Registration Statement on Form N-1A*

_______________
* Incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including MainStay Funds Trust (the “Registrant”). Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article VII of Registrant's Declaration of Trust states as follows:

Section 3. Indemnification.

(a)           For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)           Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)           every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)           every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)           every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)           Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)           No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)           With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)           by the court or other body before which the Proceeding was brought;

(ii)           by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)           by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)           The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)           Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds and the MainStay Funds; Director of Eclipse Funds Inc., ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Barry A. Schub	Executive Vice President	Senior Vice President of New York Life Insurance Company; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYLIFE Distributors LLC
David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC; Senior Vice President of New York Life Insurance Company.
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC; Assistant Secretary of Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Tony H. Elavia	Senior Managing Director	Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Donald A. Salama	Senior Managing Director	Senior Managing Director - Retirement Services of NYLIFE Distributors LLC
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III (Mauritius) LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Co.
Robert DiMella	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Gary Goodenough	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John Loffredo	Senior Managing Director	Senior Managing Director, MacKay Shields LLC

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Michael P. Maquet	Senior Managing Director	President, Madison Square Investors LLC
James Ramsay	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John C. Siciliano	Manager, Senior Managing Director and Head of Investment Boutiques
Manager and Senior Managing Director of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Sara L. Badler	Senior Managing Director	Senior Managing Director and Chief Compliance Officer of New York Life Investment Management Holdings LLC

MacKay Shields LLC ("MacKay Shields") acts as the subadvisor for certain series of the following open-end registered management investment companies:  Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of MacKay Shields is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of MacKay Shields is 9 West 57th Street, New York, NY 10029.

NAME	POSITION(S) WITH MACKAY SHIELDS LLC	OTHER BUSINESS
Osbert M. Hood	Chairman of the Board, Chairman and Chief Executive Officer	None
Lucille Protas	Senior Managing Director, Chief Operating Officer and Treasurer	Executive Vice President of New York Life Trust Company
Gary L. Goodenough	Senior Managing Director	Senior Managing Director, New York Life Investment Management LLC
Ellen Metzger	Senior Managing Director and General Counsel	None
J. Matthew Philo	Senior Managing Director	None
Rupal J. Bhansali	Senior Managing Director	Senior Vice President, NY Life Insurance and Annuity Corporation
Edward Silverstein	Managing Director	None
Rene Bustamante	Managing Director and Chief Compliance Officer	None
Michael Corker	Managing Director and Chief Financial Officer	None
Robert DiMella	Senior Managing Director	None
John Loffredo	Senior Managing Director	None
Maureen M. McFarland	Senior Managing Director	None
James A. Ramsay	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC
Dan C. Roberts	Senior Managing Director	None
Jae S. Yoon	Senior Managing Director	None
Byron H. Spivack	Managing Director and Deputy General Counsel	None
Louis N. Cohen	Managing Director	None
David Dowden	Managing Director	None
Luann P. Gilhooly	Managing Director	None
Therese M. Hernandez	Managing Director	None

Kirk Hashevaroff	Managing Director	None
Michael J. Kimble	Managing Director	None
Steven H. Rich	Managing Director	None
Virginia E. Rose	Managing Director	None
Michael A. Snyder	Managing Director	None
Gregory M. Spencer	Managing Director	None
Denise M. Spillane	Managing Director	None
Brian Stewart	Managing Director	None
Andrew M. Susser	Managing Director	None
Taylor B. Wagenseil	Managing Director	None
James S. Wolf	Managing Director	None

Madison Square Investors LLC

Madison Square Investors LLC ("Madison Square Investors") acts as the subadvisor for certain series of the following open-end registered management investment companies:  Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of Madison Square Investors is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of Madison Square Investors 1180 Avenue of the Americas, New York, NY 10036.

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS

John Y. Kim	Chairman
Manager; President and Chief Executive Officer, New York Life Investment Management LLC; Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS
John H. Siciliano	Manager
Manager, Senior Managing Director and Head of Investment Boutiques, New York Life Investment Management LLC; Manager of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Michael E.Sproule	Manager	None
Gary E. Wendlandt	Manager
Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee, New York Life Investment Management LLC; Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of HSBC New York Life Seguros de Retiro (Argentina) S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retivo (Argentina) S.A.

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS
Tony H.Elavia	Chief Executive Officer
Senior Managing Director, New York Life Investment Management LLC; Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC

Michael P. Maquet	President and chief Operating Officer	Senior Managing Director, New York Life Investment Management LLC
Susan L. Evans	Managing Director	None
Harvey J. Fram	Managing Director	None
Harish P. Kumar	Managing Director	None
Francis Ok	Managing Director	None
Luke A. Smith	Managing Director	None
Tara McAleer	Director and Chief Compliance Officer	None
Jennifer Oberschewen	Director and Chief Financial Officer	None

Institutional Capital LLC (“ICAP”) acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds and ICAP Funds, Inc. Certain information on each executive officer of ICAP is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of ICAP is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

NAME	POSITION(S) WITH INSTITUTIONAL CAPITAL LLC	OTHER BUSINESS
Jerrold K. Senser	Manager, Chief Executive Officer and Chief Investment Officer	None
Paula L. Rogers	Manager and President	None
Thomas R. Wenzel	Executive Vice President and Director of Research	None
Brian Franc	Executive Vice President and Chief Compliance Officer	None
Robert J. Lukaszewicz	Executive Vice President and Chief Financial Officer	None
Michael F. Citrano	Executive Vice President and Director of MIS	None
Kain D. Cederberg	Executive Vice President and Director of Trading	None
John P. Garrett	Senior Vice President	None
Keith D. Watson	Executive Vice President and Head of Consultant Relationships	None
Scott E. Weisenberger	Executive Vice President and Director of Business Development and Client Services	None
Benjamin H. Bielawski	Senior Vice President	None
Jeffrey A. Miller	Senior Vice President	None
Kathleen C. Pease	Senior Vice President	None
Andrew P. Starr	Senior Vice President	None
Robert D. Stoll	Senior Vice President	None
Matthew T. Swanson	Senior Vice President	None
William Van Tuinen	Senior Vice President	None
Susan F. Lippa	Senior Vice President	None

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadvisor for certain series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of Epoch is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Epoch is 640 Fifth Avenue, 18th Floor, New York, New York 10019.

NAME	POSITION(S) WITH EPOCH / PRINCIPAL OCCUPATION
Adam Borak	Chief Financial Officer
J. Philip Clark	Executive Vice President
David N. Pearl	Executive Vice President
Timothy T. Taussig	President and Chief Operating Officer
William W. Priest	Managing Director, Chief Executive Officer and Chief Investment Officer

ITEM 32. PRINCIPAL UNDERWRITERS

a. NYLIFE Distributors LLC acts as the principal underwriter for:

Eclipse Funds Inc. (File No. 33-36962)
Eclipse Funds (File No. 33-08865)
ICAP Funds, Inc. (File No. 33-86006)
MainStay Funds Trust (File No. 333-160918)
MainStay VP Series Fund, Inc. (File No. 2-86082)
The MainStay Funds (File No. 33-02610)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account
NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
NYLIAC Institutionally Owned Life Insurance Separate Account

b.  The Directors and Officers of NYLIFE Distributors LLC are as follows:

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS

John Y. Kim	Chairman of the Board and Chief Executive Officer	None

Christopher O. Blunt	Manager and Executive Vice President, Retirement Income Security	None

John A. Cullen	Manager and Chairman of the Audit Committee	None

Stephen P. Fisher	Manager, President and Chief Operating Officer	President

Barry A. Schub	Manager	None

Scott L. Berlin	Executive Vice President, Life Distribution	None

Robert J. Hebron	Executive Vice President, Executive Benefits	None

John R. Meyer	Executive Vice President, Retirement Income Security	None

John Santaguida	Executive Vice President, McMorgan Distribution	None

Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None

Thomas A. Clough	Senior Managing Director, Retirement Services	None

Barbara McInerney	Senior Managing Director, Compliance	None

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS

Donald A. Salama	Senior Managing Director, Retirement Services	None

David L. Bangs	Managing Director, NYLCAP Institutional Sales	None

Michael D. Coffey	Senior Managing Director, Retirement Income Security	None

Philip L. Gazzo	Managing Director, Retirement Income Security	None

Mark A. Gomez	Managing Director and Chief Compliance Officer	None

David G. Bedard	Senior Managing Director and Chief Financial Officer	None

Joseph J. Henehan	Managing Director, Retirement Services	None

Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary

Christopher V. Parisi	Managing Director, Retirement Income Security	None

Amanda Parness	Managing Director, Institutional Sales	None

Steven Sexeny	Managing Director, Madison Square Investors Institutional Products Distribution	None

Stephen Fiacco	Managing Director, Retirement Income Security	None

John C. Siciliano	Manager and Member of Audit Committee	None

Rebekah M. Mueller	Managing Director, Retirement Services	None

Penny Nelson	Manager and Managing Director, Operations	None

Mark S. Niziak	Managing Director, Retirement Services	None

c. Inapplicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, New York Life Investment Management LLC and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 17th day of February, 2010.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on February 17, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ Marguerite E.H. Morrison
Marguerite E.H. Morrison
As Attorney-in-Fact

* Pursuant to Powers of Attorney filed as Exhibit (1) to the Registrant’s Initial Registration Statement on Form N-1A.